Document and Entity Information	Feb. 19, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001531048
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 19, 2025
Entity Registrant Name	Inari Medical, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39293
Entity Tax Identification Number	45-2902923
Entity Address, Address Line One	6001 Oak Canyon
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(877)
Local Phone Number	923-4747
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value
Trading Symbol	NARI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false